Debts and lines of credit (Details 3) - Line of credit ¥ in Millions	Dec. 31, 2025 CNY (¥)
Debt Instrument [Line Items]
2026	¥ 3,197
2027	1,302
2028	13,111
2029	2,320
2030	9,667
2031 and thereafter	15,275
Total	¥ 44,872